Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents a summary of the changes in the components of the Group’s accumulated other comprehensive income (“AOCI”).

	Unrealized gains/ (losses) on AFS debt securities	Foreign currency translation gains/ (losses)	Tax (expense)/ benefit	Total AOCI
	(In million)	(In million)	(In million)	(In million)
Balance at April 1, 2023	$(8.5)	$(28.2)	$3.6	$(33.1)
Increase/(decrease)	(36.9)	10.9	8.6	(17.4)
Reclassification adjustments, included in net income	3.7	—	—	3.7

Total increase/(decrease)	$(33.2)	$10.9	$8.6	$(13.7)

Balance at March 31, 2024	$(41.7)	$(17.3)	$12.2	$(46.8)

Increase/(decrease)	(22.5)	20.8	(5.2)	(6.9)
Reclassification adjustments, included in net income	42.5	—	—	42.5

Total increase/(decrease)	$20.0	$20.8	$(5.2)	$35.6

Balance at March 31, 2025	$(21.7)	$3.5	$7.0	$(11.2)

Increase/(decrease)	18.1	59.8	(2.6)	75.3
Reclassification adjustments, included in net income	(7.6)	—	—	(7.6)

Total increase/(decrease)	$10.5	$59.8	$(2.6)	$67.7

Balance at March 31, 2026	$(11.2)	$63.3	$4.4	$56.5

Schedule Of Tax Effects Allocated To Each Components Of Other Comprehensive Income Loss
Amounts reclassified from AOCI and the affected line items in the statements of income during the years ended March 31, 2026, 2025 and 2024, were as follows:

	Amount Reclassified from AOCI			Affected Line Item in the Statement of Comprehensive Income
	2026	2025	2024
	(In million)	(In million)	(In million)
Unrealized gains/(losses) on available-for-sale securities	$7.6	$(42.5)	$(3.7)	Other income/ (loss), net
	7.6	(42.5)	(3.7)	Income before tax
	—	—	—	Income tax expense/(benefit)
Total reclassification out of AOCI	$7.6	$(42.5)	$(3.7)